Related Party Transactions (Details) - Schedule of Balances Due with Related Parties - Related Party [Member] - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Wong Kim Kwan Kings [Member]
Schedule of Balances Due with Related Parties [Line Items]
Amount		$ 160,089	$ (217,779)
Relationship		Director and controlling shareholder of the Company	Director and controlling shareholder of the Company
Note		Unsecured interest free loan payable, repayable on demand	Unsecured interest free loan payable, repayable on demand
Snow Bear Capital Limited [Member]
Schedule of Balances Due with Related Parties [Line Items]
Amount		$ 429,065
Relationship		Shareholder of the Company
Note		Unsecured interest free loan payable, repayable within one year from draw down
Mother Nature Health (HK) Limited (Customer E) [Member]
Schedule of Balances Due with Related Parties [Line Items]
Amount	[1]		$ 5,436
Relationship	[1]		The Company’s former director was also this related company’s former director
Note	[1]		Account receivable
Chong Kin Fai [Member]
Schedule of Balances Due with Related Parties [Line Items]
Amount			$ 63,735
Relationship			A former director and principal owner of the Company
Note			Unsecured interest free loan receivable, repayable on demand

[1]
(c)	The transaction with this related party started on January 27, 2022. The former director of the Company resigned on February 10, 2022. These transactions were not considered as related party transactions in the year ended December 31, 2023.